Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 09, 2011
Document And Entity Information
Entity Registrant Name	TECHE HOLDING CO
Entity Central Index Key	0000934538
Document Type	10-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 47,000,000
Entity Common Stock, Shares Outstanding		2,058,004
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011